Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 793	$ 4,591	$ 5,351
State	67	(134)	630
Total current	860	4,457	5,981
Deferred:
Federal	(1,384)	(119)	(284)
State	0	0	0
Total deferred	(1,384)	(119)	(284)
Total income tax (benefit)	$ (524)	$ 4,338	$ 5,697